Summary of Employee Share Option Activity Under Twenty Ten Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding, beginning balance		18,180,898
Granted	24,078,670	3,829,830
Exercised		(3,128,472)
Forfeited		(983,860)
Outstanding, ending balance		17,898,396	18,180,898
Vested and expected to vest at December 31, 2012		17,898,396
Exercisable as of December 31, 2012		11,715,639
Weighted average exercise price
Outstanding, beginning balance		$ 0.24
Granted	$ 0.15	$ 0.54
Exercised		$ 0.17
Forfeited		$ 0.89
Outstanding, ending balance		$ 0.28	$ 0.24
Vested and expected to vest at December 31, 2012		$ 0.28
Exercisable as of December 31, 2012		$ 0.19
Weighted average remaining contractual term
Outstanding, December 31, 2012		6 years 10 months 24 days	7 years 2 months 12 days
Vested and expected to vest at December 31, 2012		6 years 10 months 24 days
Exercisable as of December 31, 2012		6 years 3 months 18 days
Aggregate intrinsic value
Outstanding, December 31, 2012		$ 23,571	$ 23,425
Vested and expected to vest at December 31, 2012		23,571
Exercisable as of December 31, 2012		$ 16,485